Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of changes in accounting estimates [line items]
Carrying amounts of deferred tax assets	¥ 422,960		¥ 361,207	$ 59,697
Increase in profit if all unrecognized deferred tax asset were recognized	¥ 162,000	$ 22,900	160,000
Cash flows derived from forecasts period	ten years	ten years
Carrying amounts of inventory provision	¥ 108,700		¥ 93,600	$ 15,300